LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of assets lease

Category	Lessee	Country	CCY	Start date	End date	Lease duration (months)	Rent Amount (Monthly) (EUR)(*)
Main Israel office lease (unit n2)	Codere Israel Marketing Support Services Limited	Israel	ILS	01/07/24	28/10/29	64	32,400
Melilla Office	Codere Online, S.A.U. (CDON)	Spain	EUR	19/04/2024	19/04/2028	48	10,000
Vehicles leasing	Servicios de Juego Online S.A.U. (SEJO)	Spain	EUR	01/2024 – 04/2024	03/2028 – 01/2029	51 – 58	594 – 740
Israel office additional lease (unit n3)	Codere Israel Marketing Support Services Limited	Israel	ILS	01/01/2025	28/10/2029	58	6,427
Bogota office	Codere Online Colombia S.A.S.	Colombia	CCOP	01/11/2025	31/10/2030	60	6,342

*	These figures are not presented in thousands of euros.

Schedule of right-of-use assets

Cost	Balance at 12/31/2024	Additions		Derecognitions	Balance at 12/31/2025
Right of use assets	2,200	570		-	2,770
Total	2,200	570		-	2,770
Accumulated depreciation (Note 13)

Right of use assets	(243)	(506	)*	-	(749)
Total	(243)	(506)		-	(749)
Carrying amount	1,957	63		-	2,021

*	The difference between the depreciation expense disclosed in Note 6 and Note 13 arises from using different FX rates: period-end rates for statement of financial position and average rates for statement of operations.

Schedule of lease liabilities

Maturity Analysis:	12/31/2025
Year 1	698
Year 2	698
Year 3	609
Year 4	541
Year 5	63
Onwards	-
Total future lease payments	2,609
Less: unearned interest	490
Lease Liabilities as of December 31, 2025	2,119
Analyses as:
Non-Current	1,615
Current	504

Depreciation of right-of-use assets

12/31/2025
Depreciation of right-of-use assets	524
Lease Finance Interest	188
Operating expenses (short term and low-value leases)	32
Total	744

The total cash outflow for leases amount to €0.7 million.

For the year ended 31 December 2024, Codere Online recognized the following lease-related expenses in the statement of profit or loss:

12/31/2024
Depreciation of right-of-use assets	(242)
Lease Finance Interest	(105)
Operating expenses (short term and low-value leases)	(234)
Total	(581)

The total cash outflow for leases amount to €0.3 million in 2024.